Suspended Wells-Exploratory Capitalized Well Costs (Details) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Aging of exploratory well costs that have been capitalized for more than one year
Aging of Exploratory Well Cost that have been capitalized for more than one year		$ 814	$ 711	$ 786
2016 - 2018 [Member]
Aging of exploratory well costs that have been capitalized for more than one year
Aging of Exploratory Well Cost that have been capitalized for more than one year		265
2013 - 2015 [Member]
Aging of exploratory well costs that have been capitalized for more than one year
Aging of Exploratory Well Cost that have been capitalized for more than one year		374
2004 - 2012 [Member]
Aging of exploratory well costs that have been capitalized for more than one year
Aging of Exploratory Well Cost that have been capitalized for more than one year		175
Greater Poseidon-Australia [Member]
Aging of exploratory well costs that have been capitalized for more than one year
Aging of Exploratory Well Cost that have been capitalized for more than one year	[1],[2]	177
Greater Poseidon-Australia [Member] | 2016 - 2018 [Member]
Aging of exploratory well costs that have been capitalized for more than one year
Aging of Exploratory Well Cost that have been capitalized for more than one year	[1],[2]	0
Greater Poseidon-Australia [Member] | 2013 - 2015 [Member]
Aging of exploratory well costs that have been capitalized for more than one year
Aging of Exploratory Well Cost that have been capitalized for more than one year	[1],[2]	157
Greater Poseidon-Australia [Member] | 2004 - 2012 [Member]
Aging of exploratory well costs that have been capitalized for more than one year
Aging of Exploratory Well Cost that have been capitalized for more than one year	[1],[2]	20
NPR-A-Alaska [Member]
Aging of exploratory well costs that have been capitalized for more than one year
Aging of Exploratory Well Cost that have been capitalized for more than one year	[3]	149
NPR-A-Alaska [Member] | 2016 - 2018 [Member]
Aging of exploratory well costs that have been capitalized for more than one year
Aging of Exploratory Well Cost that have been capitalized for more than one year	[3]	111
NPR-A-Alaska [Member] | 2013 - 2015 [Member]
Aging of exploratory well costs that have been capitalized for more than one year
Aging of Exploratory Well Cost that have been capitalized for more than one year	[3]	38
NPR-A-Alaska [Member] | 2004 - 2012 [Member]
Aging of exploratory well costs that have been capitalized for more than one year
Aging of Exploratory Well Cost that have been capitalized for more than one year	[3]	0
Barossa/Caldita-Australia [Member]
Aging of exploratory well costs that have been capitalized for more than one year
Aging of Exploratory Well Cost that have been capitalized for more than one year	[1],[2]	136
Barossa/Caldita-Australia [Member] | 2016 - 2018 [Member]
Aging of exploratory well costs that have been capitalized for more than one year
Aging of Exploratory Well Cost that have been capitalized for more than one year	[1],[2]	59
Barossa/Caldita-Australia [Member] | 2013 - 2015 [Member]
Aging of exploratory well costs that have been capitalized for more than one year
Aging of Exploratory Well Cost that have been capitalized for more than one year	[1],[2]	0
Barossa/Caldita-Australia [Member] | 2004 - 2012 [Member]
Aging of exploratory well costs that have been capitalized for more than one year
Aging of Exploratory Well Cost that have been capitalized for more than one year	[1],[2]	77
Surmont - Canada
Aging of exploratory well costs that have been capitalized for more than one year
Aging of Exploratory Well Cost that have been capitalized for more than one year	[3]	118
Surmont - Canada | 2016 - 2018 [Member]
Aging of exploratory well costs that have been capitalized for more than one year
Aging of Exploratory Well Cost that have been capitalized for more than one year	[3]	6
Surmont - Canada | 2013 - 2015 [Member]
Aging of exploratory well costs that have been capitalized for more than one year
Aging of Exploratory Well Cost that have been capitalized for more than one year	[3]	55
Surmont - Canada | 2004 - 2012 [Member]
Aging of exploratory well costs that have been capitalized for more than one year
Aging of Exploratory Well Cost that have been capitalized for more than one year	[3]	57
Middle Magdalena Basin-Columbia
Aging of exploratory well costs that have been capitalized for more than one year
Aging of Exploratory Well Cost that have been capitalized for more than one year	[3]	68
Middle Magdalena Basin-Columbia | 2016 - 2018 [Member]
Aging of exploratory well costs that have been capitalized for more than one year
Aging of Exploratory Well Cost that have been capitalized for more than one year	[3]	0
Middle Magdalena Basin-Columbia | 2013 - 2015 [Member]
Aging of exploratory well costs that have been capitalized for more than one year
Aging of Exploratory Well Cost that have been capitalized for more than one year	[3]	68
Middle Magdalena Basin-Columbia | 2004 - 2012 [Member]
Aging of exploratory well costs that have been capitalized for more than one year
Aging of Exploratory Well Cost that have been capitalized for more than one year	[3]	0
Narwhal Trend Alaska [Member]
Aging of exploratory well costs that have been capitalized for more than one year
Aging of Exploratory Well Cost that have been capitalized for more than one year	[3]	52
Narwhal Trend Alaska [Member] | 2016 - 2018 [Member]
Aging of exploratory well costs that have been capitalized for more than one year
Aging of Exploratory Well Cost that have been capitalized for more than one year	[3]	52
Narwhal Trend Alaska [Member] | 2013 - 2015 [Member]
Aging of exploratory well costs that have been capitalized for more than one year
Aging of Exploratory Well Cost that have been capitalized for more than one year	[3]	0
Narwhal Trend Alaska [Member] | 2004 - 2012 [Member]
Aging of exploratory well costs that have been capitalized for more than one year
Aging of Exploratory Well Cost that have been capitalized for more than one year	[3]	0
Kamunsu East-Malaysia
Aging of exploratory well costs that have been capitalized for more than one year
Aging of Exploratory Well Cost that have been capitalized for more than one year	[1]	19
Kamunsu East-Malaysia | 2016 - 2018 [Member]
Aging of exploratory well costs that have been capitalized for more than one year
Aging of Exploratory Well Cost that have been capitalized for more than one year	[1]	0
Kamunsu East-Malaysia | 2013 - 2015 [Member]
Aging of exploratory well costs that have been capitalized for more than one year
Aging of Exploratory Well Cost that have been capitalized for more than one year	[1]	19
Kamunsu East-Malaysia | 2004 - 2012 [Member]
Aging of exploratory well costs that have been capitalized for more than one year
Aging of Exploratory Well Cost that have been capitalized for more than one year	[1]	0
NC 98-Libya
Aging of exploratory well costs that have been capitalized for more than one year
Aging of Exploratory Well Cost that have been capitalized for more than one year	[1]	15
NC 98-Libya | 2016 - 2018 [Member]
Aging of exploratory well costs that have been capitalized for more than one year
Aging of Exploratory Well Cost that have been capitalized for more than one year	[1]	0
NC 98-Libya | 2013 - 2015 [Member]
Aging of exploratory well costs that have been capitalized for more than one year
Aging of Exploratory Well Cost that have been capitalized for more than one year	[1]	11
NC 98-Libya | 2004 - 2012 [Member]
Aging of exploratory well costs that have been capitalized for more than one year
Aging of Exploratory Well Cost that have been capitalized for more than one year	[1]	4
WL4-00-Malaysia
Aging of exploratory well costs that have been capitalized for more than one year
Aging of Exploratory Well Cost that have been capitalized for more than one year	[1]	17
WL4-00-Malaysia | 2016 - 2018 [Member]
Aging of exploratory well costs that have been capitalized for more than one year
Aging of Exploratory Well Cost that have been capitalized for more than one year	[1]	17
WL4-00-Malaysia | 2013 - 2015 [Member]
Aging of exploratory well costs that have been capitalized for more than one year
Aging of Exploratory Well Cost that have been capitalized for more than one year	[1]	0
WL4-00-Malaysia | 2004 - 2012 [Member]
Aging of exploratory well costs that have been capitalized for more than one year
Aging of Exploratory Well Cost that have been capitalized for more than one year	[1]	0
Other Projects [Member]
Aging of exploratory well costs that have been capitalized for more than one year
Aging of Exploratory Well Cost that have been capitalized for more than one year	[1],[3]	63
Other Projects [Member] | 2016 - 2018 [Member]
Aging of exploratory well costs that have been capitalized for more than one year
Aging of Exploratory Well Cost that have been capitalized for more than one year	[1],[3]	20
Other Projects [Member] | 2013 - 2015 [Member]
Aging of exploratory well costs that have been capitalized for more than one year
Aging of Exploratory Well Cost that have been capitalized for more than one year	[1],[3]	26
Other Projects [Member] | 2004 - 2012 [Member]
Aging of exploratory well costs that have been capitalized for more than one year
Aging of Exploratory Well Cost that have been capitalized for more than one year	[1],[3]	$ 17

[1]	(2)Appraisal drilling complete; costs being incurred to assess development.
[2]	(3)Assets held for sale as of December 31, 2019.
[3]	(1)Additional appraisal wells planned.